Subordinated Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Subordinated liabilities [abstract]
Schedule of Subordinated Liabilities

	30 June 2023	31 December 2022
	£m	£m
£325m Sterling preference shares	344	344
Undated subordinated liabilities	205	219
Dated subordinated liabilities	1,601	1,769
	2,150	2,332